Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Details of reserves, net of taxes
(1)	Details of reserves, net of taxes, as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Valuation gain on FVOCI	₩	262,657	176,208
Other comprehensive income of investments in associates and joint ventures		315,283	182,702
Valuation loss on derivatives		(8,044)	(1,488)
Foreign currency translation differences for foreign operations		77,047	29,794

	₩	646,943	387,216

Changes in reserves
(2)	Changes in reserves for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	Valuation gain on financial assets at FVOCI		Other comprehensive income of investments in associates and joint ventures	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total
Balance as of January 1, 2023	₩	173,281	173,477	14,463	30,012	391,233
Changes, net of taxes		2,927	9,225	(15,951)	(218)	(4,017)
Balance as of December 31, 2023	₩	176,208	182,702	(1,488)	29,794	387,216
Balance as of January 1, 2024	₩	176,208	182,702	(1,488)	29,794	387,216
Changes, net of taxes		86,449	132,581	(6,556)	47,253	259,727

Balance as of December 31, 2024	₩	262,657	315,283	(8,044)	77,047	646,943

Valuation gain (loss) on available-for-sale financial assets [Member]
Statement [LineItems]
Changes in reserves
(3)	Changes in valuation gain (loss) on financial assets at FVOCI for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024		2023
Balance as of January 1	₩	176,208	173,281
Amount recognized as other comprehensive income (loss) for the year, net of taxes		11,262	(18,883)
Amount reclassified to retained earnings, net of taxes		75,187	21,810

Balance as of December 31	₩	262,657	176,208

Valuation gain (loss) on derivatives [Member]
Statement [LineItems]
Changes in reserves
(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024		2023
Balance as of January 1	₩	(1,488)	14,463
Amount recognized as other comprehensive loss for the year, net of taxes		(12,636)	(18,725)
Amount reclassified to profit, net of taxes		6,080	2,774

Balance as of December 31	₩	(8,044)	(1,488)